Share capital and reserves - Special Dividend (Details) - USD ($)			12 Months Ended
	Mar. 11, 2025	Feb. 20, 2025	Dec. 31, 2025
Share capital and reserves
Dividends paid, ordinary shares per share		$ 3.31
Total Estimated Cash Outflow Following Dividends Announcement		$ 60,000,000
Dividends paid, classified as financing activities	$ 55,990,000		$ 55,990,000
Dividends payable	$ 4,020,000		$ 4,020,000